FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total	$ 456	$ 2,844
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value			(98)	(139)
Amount realized	(16)	(10)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	1	4
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Gain LossI ncluded In Other Comprehensive Income Loss	2	7
Carrying value	(347)	(98)	(347)	(98)	(139)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements			(8,656)	(10,494)
Fair value of the interest rate swap agreements			0		0
Fair value convertible senior debentures and derivatives liabilities			(1,308)	(2,870)
Fair value, option, credit risk, gains (losses) on assets			2		5
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures			(9,964)	(13,364)
Contingent Consideration In Connection With Cephalon Acquisition	(12)	40	(12)	40
Contingent Consideration In Connection With Microdose Acquisition	(232)		(232)
Contingent Consideration In Connection With Animal Health Acquisition	8		8
Level 1 [Member]
Total	1,137	2,956
Level 2 [Member]
Total	(334)	(14)
Level 3 [Member]
Total	(347)	(98)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	9	331	9	331
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	9	331	9	331
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0		0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,029	2,548	1,029	2,548
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,029	2,548	1,029	2,548
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	18	32	18	32
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	18	32	18	32
Structured Finance [Member]
Investments Fair Value Disclosure	89	100	89	100
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	89	100	89	100
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	30	6	30	6
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	29	5	29	5
Other Debt Obligations [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure		0		0
Investments Fair Value Disclosure	0	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1	1	1
Liability Derivatives [Member]
Derivatives-net	17	29	17	29
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	17	29	17	29
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Interest Rate Swap [Member]
Derivatives-net	436	109	436	109
Derivatives-net	2	4	2	4
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net	436	109	436	109
Derivatives-net	2	4	2	4
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Derivatives-net	0	0	0	0
Asset Derivatives [Member]
Derivatives-net	(28)	(20)	(28)	(20)
Derivative Fair Value Of Derivative Asset	0		0		0
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(28)	(20)	(28)	(20)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	70	72	70	72
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	70	72	70	72
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0	0	0
Business Acquisition Contingent Consideration [Member]
Business Acquisition, Contingent Consideration, at Fair Value	(366)	(131)	(366)	(131)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Business Acquisition, Contingent Consideration, at Fair Value	0	0	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Business Acquisition, Contingent Consideration, at Fair Value	0	0	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Business Acquisition, Contingent Consideration, at Fair Value	$ (366)	$ (131)	$ (366)	$ (131)